Business And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Useful Lives Of Depreciable Assets
The provision for depreciation has been computed principally by the straight-line method based on the estimated useful lives of the depreciable assets as follows:

Category	Useful Life
Buildings	30 years
Leased assets and leasehold improvements	Amortized over the lesser of the economic life of the asset or the term of the lease
Machinery and equipment	3 – 10 years
Customer-leased instruments	5 – 7 years

Estimated useful lives are periodically reviewed and, when appropriate, changes to estimates are made prospectively.

Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)—Effective January 1, 2013, the Company adopted accounting guidance that requires the Company to separately disclose, on a prospective basis, the change in each component of other comprehensive income (loss) relating to reclassification adjustments and current period other comprehensive income (loss). Foreign currency translation adjustments are generally not adjusted for income taxes as they relate to indefinite investments in non-U.S. subsidiaries.
The changes in accumulated other comprehensive income (loss) by component are summarized below ($ in millions).

	Foreign Currency Translation Adjustments	Pension and Post-Retirement Plan Benefit Adjustments		Unrealized Gain (Loss) on Available-For-Sale Securities		Total
Balance, January 1, 2012	$384.5	$(516.0)		$94.6		$(36.9)
Net current period other comprehensive income (loss):
Increase (decrease)	90.8	(224.6)		42.5		(91.3)
Income tax impact	—	84.9		(15.9)		69.0
Net current period other comprehensive income (loss), net of income taxes	90.8	(139.7)		26.6		(22.3)
Balance, December 31, 2012	475.3	(655.7)		121.2		(59.2)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(62.1)	424.0		276.3		638.2
Income tax impact	—	(155.5)		(104.5)		(260.0)
Other comprehensive income (loss) before reclassifications, net of income taxes	(62.1)	268.5		171.8		378.2
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	32.0	(1)	(201.5)	(2)	(169.5)
Income tax impact	—	(11.5)		76.5		65.0
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	20.5		(125.0)		(104.5)
Net current period other comprehensive income (loss), net of income taxes	(62.1)	289.0		46.8		273.7
Balance, December 31, 2013	413.2	(366.7)		168.0		214.5
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(1,235.0)	(552.0)		39.3		(1,747.7)
Income tax impact	—	175.1		(14.8)		160.3
Other comprehensive income (loss) before reclassifications, net of income taxes	(1,235.0)	(376.9)		24.5		(1,587.4)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	23.5	(1)	(122.6)	(2)	(99.1)
Income tax impact	—	(7.7)		46.0		38.3
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	15.8		(76.6)		(60.8)
Net current period other comprehensive income (loss), net of income taxes	(1,235.0)	(361.1)		(52.1)		(1,648.2)
Balance, December 31, 2014	$(821.8)	$(727.8)		$115.9		$(1,433.7)

(1) This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension and post-retirement cost (refer to Notes 10 and 11 for additional details).
(2) Included in other income in the accompanying Consolidated Statement of Earnings (refer to Note 13 for additional details).